Other financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Other accrued expenses	1,928	2,192
Accrued interest expenses	1,562	1,544
Settlement and clearing accounts	1,379	1,486
Lease liabilities[1]	3,943
Other	900	1,663
Total other financial liabilities measured at amortized cost	9,712	6,885
1 Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.

Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Financial liabilities related to unit-linked investment contracts	28,145	21,679
Securities financing transactions	5,742	9,461
Over-the-counter debt instruments	2,022	2,450
of which: life-to-date own credit (gain) / loss	(4)	(51)
Other	31	5
Total other financial liabilities designated at fair value[1]	35,940	33,594
1 As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying amount.

Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Compensation-related liabilities	6,812	7,278
of which: Deferred Contingent Capital Plan	1,855	1,983
of which: financial advisor compensation plans	1,463	1,458
of which: other compensation plans	2,310	2,480
of which: net defined benefit pension and post-employment liabilities	633	775
of which: other compensation-related liabilities[1]	552	581
Current and deferred tax liabilities	1,163	1,002
VAT and other tax payables	475	431
Deferred income	141	215
Other	202	98
Total other non-financial liabilities	8,794	9,022
1 Includes liabilities for payroll taxes and untaken vacation.

UBS AG | Other financial liabilities measured at amortized cost
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Other accrued expenses	1,697	1,911
Accrued interest expenses	1,596	1,501
Settlement and clearing accounts	1,368	1,477
Lease liabilities[1]	3,858
Other	1,854	2,688
Total other financial liabilities measured at amortized cost	10,373	7,576
1 Relates to the adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.

UBS AG | Other financial liabilities designated at fair value
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Financial liabilities related to unit-linked investment contracts	28,145	21,679
Securities financing transactions	5,742	9,461
Over-the-counter debt instruments	2,022	2,450
of which: life-to-date own credit (gain) / loss	(4)	(51)
Funding from UBS Group AG and its subsidiaries	217
Other	31	5
Total other financial liabilities designated at fair value[1]	36,157	33,594
1 As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying amount.

UBS AG | Other non-financial liabilities
Disclosure Of Other Liabilities [Line Items]
Disclosure Of Other Liabilities Explanatory
USD million	31.12.19	31.12.18
Compensation-related liabilities	4,296	4,645
of which: financial advisor compensation plans	1,459	1,454
of which: other compensation plans	1,750	1,929
of which: net defined benefit pension and post-employment liabilities	629	773
of which: other compensation-related liabilities [1]	458	490
Current and deferred tax liabilities	1,091	915
VAT and other tax payables	445	403
Deferred income	134	215
Other	202	98
Total other non-financial liabilities	6,168	6,275
1 Includes liabilities for payroll taxes and untaken vacation.